BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended
Mar. 31, 2022
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES	BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES
Statement of Compliance — The interim condensed consolidated financial statements of GLOBALFOUNDRIES as of December 31, 2021 and March 31, 2022 and for the three months ended March 31, 2021 and 2022, have been prepared in accordance with International Accounting Standard (“IAS”) 34, Interim Financial Reporting (“IAS 34”).

The interim condensed consolidated financial statements do not include all the information and disclosures required in the annual consolidated financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board and should be read in conjunction with the Company’s annual consolidated financial statements, included in GLOBALFOUNDRIES' Annual Report on Form 20-F for the year ended December 31, 2021.

The interim condensed consolidated financial statements were authorized by the Audit, Risk and Compliance Committee of GLOBALFOUNDRIES’ Board of Directors on June 10, 2022 to be issued and subsequent events have been evaluated for their potential effect on the interim condensed consolidated financial statements through June 13, 2022.

Significant Accounting Judgments, Estimates and Assumptions — The preparation of the interim condensed consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses as well as the disclosure of commitments and contingencies. Actual results may differ from these estimates and such differences may be material to the interim condensed consolidated financial statements.

Change in Presentation — After a review of the Company’s financial statements, certain format changes have been made to the statement of financial position as of December 31, 2021. These format changes include the presentation of the Company’s current assets, noncurrent assets, current liability, noncurrent liability and equity based on degree of liquidity. IAS 1 does not mandate a specific order or classification of accounts on the statement of financial position. This change is not a change in estimate or a change in accounting policy. The format changes did not result in a change to previously reported financial position.

Significant Accounting Policies — The accounting policies (including accounting judgements, estimates and assumptions) adopted in the preparation of the interim condensed consolidated financial statements are consistent with those followed in the preparation of the audited consolidated financial statements included in the Company's Annual Report on Form 20-F for the year ended December 31, 2021.

Recent Accounting Pronouncements, Adopted:

Amendments to IFRS 9, IAS 39, IFRS 7 and IFRS 16 Interest Rate Benchmark Reform (“IBOR reform”)

Refer to the audited consolidated financial statements included in the Company's Annual Report on Form 20-F for the year ended December 31, 2021.